Long-Term Debt - Narrative (Details) CAD in Millions, $ in Millions	1 Months Ended							5 Months Ended
	Dec. 31, 2016 CAD	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 CAD	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Apr. 30, 2016 CAD	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CAD	May 31, 2016 USD ($)
REGULATED | ITC | Unsecured | 6.00% Unsecured US Shareholder Note
Debt Instrument [Line Items]
Face value		$ 199.0
Debt term		12 years
Stated interest rate (percent)	6.00%	6.00%
REGULATED | FortisBC Energy | Unsecured | 2.58% and 3.67% Unsecured Debentures
Debt Instrument [Line Items]
Face value | CAD							CAD 300
REGULATED | FortisBC Energy | Unsecured | 2.58% Unsecured Debentures
Debt Instrument [Line Items]
Face value | CAD							CAD 150
Debt term							10 years
Stated interest rate (percent)							2.58%
REGULATED | FortisBC Energy | Unsecured | 3.67% Unsecured Debentures
Debt Instrument [Line Items]
Face value | CAD							CAD 150
Debt term							30 years
Stated interest rate (percent)							3.67%
REGULATED | FortisBC Energy | Unsecured | 3.78% Unsecured Debentures
Debt Instrument [Line Items]
Face value | CAD	CAD 150
Debt term	30 years
Stated interest rate (percent)	3.78%
REGULATED | Fortis Turks and Caicos | Unsecured | 5.14% and 5.29% Unsecured Debentures
Debt Instrument [Line Items]
Face value			$ 45.0					$ 45.0
Debt term								15 years
REGULATED | Fortis Turks and Caicos | Unsecured | 5.14% Unsecured Debentures
Debt Instrument [Line Items]
Face value										$ 22.5
Stated interest rate (percent)										5.14%
REGULATED | Fortis Turks and Caicos | Unsecured | 5.29% Unsecured Debentures
Debt Instrument [Line Items]
Face value			$ 22.5					$ 22.5
Stated interest rate (percent)			5.29%					5.29%	5.29%
REGULATED | Fortis Turks and Caicos | Unsecured | 5.14% Unsecured Bonds
Debt Instrument [Line Items]
Face value					$ 5.0
Debt term					15 years
Stated interest rate (percent)					5.14%
REGULATED | Central Hudson | Unsecured | 2.16% Unsecured Notes
Debt Instrument [Line Items]
Face value						$ 24.0
Debt term						4 years
Stated interest rate (percent)						2.16%
REGULATED | Central Hudson | Unsecured | 2.65 % and 3.63% Unsecured US Promissory Notes
Debt Instrument [Line Items]
Face value		$ 30.0
REGULATED | Central Hudson | Unsecured | 2.56% Unsecured Notes
Debt Instrument [Line Items]
Face value		$ 10.0
Debt term		10 years
Stated interest rate (percent)		2.56%
REGULATED | Central Hudson | Unsecured | 3.63% Unsecured Debentures
Debt Instrument [Line Items]
Face value		$ 20.0
Debt term		30 years
Stated interest rate (percent)		3.63%
REGULATED | FortisAlberta | Unsecured | 3.34% Unsecured Debentures
Debt Instrument [Line Items]
Face value | CAD									CAD 150
Debt term			30 years
Stated interest rate (percent)			3.34%					3.34%	3.34%
REGULATED | Maritime Electric | Secured | 3.657% Secured First Mortgage Bonds
Debt Instrument [Line Items]
Face value | CAD				CAD 40
Debt term				40 years
Stated interest rate (percent)				3.66%
NON-REGULATED | Corporate | Unsecured | 2.100% Unsecured Notes
Debt Instrument [Line Items]
Face value		$ 500.0
Debt term		5 years
Stated interest rate (percent)		2.10%
NON-REGULATED | Corporate | Unsecured | 3.055% Unsecured Notes
Debt Instrument [Line Items]
Face value		$ 1,500.0
Debt term		10 years
Stated interest rate (percent)		3.06%
NON-REGULATED | Corporate | Unsecured | 2.85% Unsecured Notes
Debt Instrument [Line Items]
Face value | CAD	CAD 500
Debt term	7 years
Stated interest rate (percent)	2.85%
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on issuance of new debt (percent)	0.7
Debt to capital restriction on dividends (percent)	0.75